LONG-TERM LOAN - Long-term bank loans (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
LONG-TERM LOAN
Effective Interest Rate	3.10%	3.10%
Long-term Bank borrowings	¥ 20,000,000	$ 2,740,000